UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                            811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	12/31/08

     The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund
-Dreyfus/The Boston Company International Core Equity Fund
-Dreyfus/The Boston Company International Small Cap Fund
-Dreyfus/The Boston Company Large Cap Core Fund
-Dreyfus/The Boston Company Small Cap Growth Fund
-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
-Dreyfus/The Boston Company Small Cap Value Fund
-Dreyfus/The Boston Company Small Cap Value Fund II
-Dreyfus/The Boston Company Small/Mid Growth Fund
-Dreyfus/Standish Intermediate Tax Exempt Bond Fund
-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
December 31, 2008 (Unaudited)

Common Stocks--90.0%	Shares	Value ($)

Brazil--2.7%
Empresa Brasileira de Aeronautica, ADR	3,660	59,329
Gerdau	7,900	51,018
Redecard	7,500	82,654
Unibanco - Uniao de Bancos Brasileiros (Units)	15,300	97,429
		290,430
China--12.5%
Bank of China, Cl. H	300,000	82,725
China BlueChemical, Cl. H	120,000	49,777
China Construction Bank, Cl. H	334,000	184,832
China COSCO Holdings, Cl. H	55,500	39,108
China Life Insurance, Cl. H	26,000	80,121
China Petroleum & Chemical, Cl. H	250,000	154,013
Dongfeng Motor Group, Cl. H	248,000	80,868
Guangshen Railway, Cl. H	114,000	42,724
Industrial & Commercial Bank of China, Cl. H	568,000	301,874
PetroChina, Cl. H	88,000	77,973
Shanda Interactive Entertainment, ADR	2,460 a,b	79,606
Zhejiang Expressway, Cl. H	190,000	112,495
ZTE, Cl. H	33,200	87,659
		1,373,775
Czech Republic--.6%
CEZ	1,593	64,735
Egypt--1.6%
Commercial International Bank	4,990	33,501
Telecom Egypt	48,055	139,511
		173,012
Hong Kong--7.2%
Chaoda Modern Agriculture Holdings	144,160	92,803
China Agri-Industries Holdings	214,481 b	107,927
China Mobile	37,500	380,205

China Pharmaceutical Group	204,000	72,055
CNOOC	71,000	67,471
Shanghai Industrial Holdings	28,000	64,431
		784,892
India--8.3%
Axis Bank	3,000	31,595
Bank of India	24,320	146,244
Bharat Petroleum	16,978	130,850
Bharti Airtel	7,110 b	104,974
Canara Bank	9,600	37,395
Grasim Industries	3,691	93,406
Hindalco Industries	47,030	50,486
Hindustan Petroleum	12,200	68,988
Indian Bank	9,720	27,627
Infosys Technologies	2,160	50,128
State Bank of India	3,960	105,674
Tata Chemicals	16,110	55,173
		902,540
Indonesia--.5%
Gudang Garam	141,000	57,085
Israel--4.3%
Bank Leumi Le-Israel	21,100	44,133
Elbit Systems	1,418	64,837
Partner Communications	3,673	59,807
Teva Pharmaceutical Industries, ADR	6,960 a	296,287
		465,064
Malaysia--4.3%
Hong Leong Bank	134,400	198,858
KLCC Property Holdings	142,200	115,279
RHB Capital	140,600	159,349
		473,486
Mexico--4.5%
America Movil, ADR, Ser. L	7,170	222,198
Fomento Economico Mexicano, ADR	4,830	145,528
Grupo Aeroportuario del Sureste, Cl. B	14,300	53,324
Kimberly-Clark de Mexico, Cl. A	20,100	66,765
		487,815

Poland--1.7%
Asseco Poland	3,300	52,791
Polski Koncern Naftowy Orlen	7,460	64,781
Telekomunikacja Polska	10,440	67,650
		185,222
Russia--4.0%
Gazprom, ADR	13,950	198,787
LUKOIL, ADR	5,400	173,070
MMC Norilsk Nickel, ADR	5,112 a	32,512
Mobile Telesystems, ADR	1,310	34,951
		439,320
South Africa--7.3%
ABSA Group	7,678	89,819
Aveng	17,210	57,187
Fountainhead Property Trust	54,880	33,896
Growthpoint Properties (Rights)	3,438 b	688
Growthpoint Properties (Unit)	34,380	55,781
Metropolitan Holdings	71,928	84,026
MTN Group	15,434	181,135
Murray & Roberts Holdings	11,000	57,112
Naspers, Cl. N	4,590	82,541
Nedbank Group	8,060	83,259
Remgro	8,372	69,222
		794,666
South Korea--12.6%
CJ Home Shopping	2,279	70,001
Honam Petrochemical	2,393	100,244
Hyundai Heavy Industries	173	28,139
Hyundai Marine & Fire Insurance	8,740	101,150
Hyundai Mobis	1,113	56,936
KT & G	1,290	80,662
LG	2,403	83,993
LG Chem	1,250	71,878
LG Fashion	4,390	75,925
LG Telecom	6,850	53,795
POSCO	856	252,858
Samsung Electronics	802	291,220

Shinhan Financial Group	5,060	117,193
		1,383,994
Taiwan--8.4%
Acer	49,000	64,245
Chungwa Telecom	21,510	34,322
Compal Electronics	99,282	52,799
Formosa Plastics	46,900	62,602
Giant Manufacturing	27,000	60,343
Lite-On Technology	120,500	79,575
Powertech Technology	34,000	57,390
Quanta Computer	71,680	76,237
Taiwan Mobile	82,645	122,834
Taiwan Semiconductor Manufacturing, ADR	28,107	222,045
Tong Yang Industry	254,936	88,718
		921,110
Thailand--2.0%
Electricity Generating	63,500	127,987
PTT	18,400	94,817
		222,804
Turkey--3.8%
Haci Omer Sabanci Holding	45,562	103,315
Selcuk Ecza Deposu Ticaret ve Sanayi	105,087	91,913
Tupras Turkiye Petrol Rafine	8,473	88,929
Turkcell Iletisim Hizmet	15,720	89,116
Turkiye Is Bankasi, Cl. C	13,790	36,630
		409,903
United States--3.7%
iShares MSCI Emerging Markets Index Fund	13,530	337,844
Patni Computer Systems, ADR	11,200	65,968
		403,812
Total Common Stocks
(cost $12,332,272)		9,833,665

Preferred Stocks--10.0%	Shares	Value ($)

Brazil;
Banco Bradesco	3,100	30,030
Banco Itau Holding Financeira	2,700	30,219

Cia de Bebidas das Americas	1,700	73,876
Cia Energetica de Minas Gerais	3,897	53,091
Cia Paranaense de Energia, Cl. B	9,400	96,741
Cia Vale do Rio Doce, Cl. A	27,000	276,599
Klabin	33,100	46,982
Petroleo Brasileiro	37,600	368,261
Tele Norte Leste Participacoes	3,200	44,199
Usinas Siderurgicas de Minas Gerais, Cl. A	5,975	67,949
Total Preferred Stocks
(cost $1,796,361)		1,087,947

Investment of Cash Collateral for Securities Loaned--1.3%	Shares	Value ($)

BlackRock Cash Strategies L.L.C.	44,324 c,d	44,324
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund	95,100 d,e	95,100
Total Investment of Cash Collateral for Securities Loaned
(cost $139,424)		139,424
Total Investments (cost $14,268,057)	101.30%	11,061,036
Liabilities, Less Cash and Receivables	(1.3%)	(136,956)
Net Assets	100.0%	10,924,080
ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $136,965 and the total market value of the collateral held by the fund is $139,424.

b	Non-income producing security.

c	Illiquid security. At the period end, the value of this security amounted to $44,324 or 0.4% of net assets.

d	Investment of security lending cash collateral.

e	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $14,268,057. Net unrealized depreciation on investments was $3,207,021 of which $182,262 related to appreciated investment securities and $3,389,283 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	5,198,677		0

Level 2 - Other Significant Observable Inputs	5,818,035		0

Level 3 - Significant Unobservable Inputs	44,324		0

Total	11,061,036		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in
Securities ($)

Balance as of 9/30/2008	144,388

Realized gain (loss)	0

Change in unrealized appreciation

Net purchases (sales)	(100,064)

Transfers in and/or out of Level 3	0

Balance as of 12/31/2008	44,324

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company International Core Equity Fund
December 31, 2008 (Unaudited)

Common Stocks--94.0%	Shares	Value ($)

Australia--3.7%
Bendigo and Adelaide Bank	49,900	386,335
BHP Billiton	74,973	1,579,029
CFS Retail Property Trust	324,910	426,182
Computershare	91,289	499,194
Sonic Healthcare	45,360	461,751
Westfield Group	63,846	588,259
Westpac Banking	29,024	345,636
		4,286,386
Austria--.3%
Raiffeisen International Bank Holding	11,670 a	313,082
Belgium--1.7%
Delhaize Group	22,460	1,379,944
Groupe Bruxelles Lambert	7,070	558,799
		1,938,743
Finland--1.7%
Nokia	90,100	1,390,200
UPM-Kymmene	48,730	609,633
		1,999,833
France--11.5%
AXA	33,837 a	745,270
BNP Paribas	13,450	565,558
Cap Gemini	20,290	775,612
CNP Assurances	6,530	464,017
France Telecom	36,224	1,005,047
GDF SUEZ	36,343	1,784,566
Neopost	3,550	319,915
Nexans	9,640	566,152
Sanofi-Aventis	22,647	1,429,210
Scor	25,600	577,548
Technip	14,150	426,919
Teleperformance	16,980	467,339

Total	34,300	1,855,175
Unibail-Rodamco	4,982	737,535
Vivendi	46,560	1,505,725
		13,225,588
Germany--7.3%
Adidas	14,760	556,834
BASF	9,370	361,176
Deutsche Bank	6,690	258,803
Deutsche Telekom	46,936	701,365
E.ON	33,830	1,337,400
Hochtief	9,979	495,760
Muenchener Rueckversicherungs-Gesellschaft	3,920	604,837
RWE	12,735	1,127,633
Salzgitter	12,770	976,300
Siemens	8,100	593,144
Software	8,500	472,616
ThyssenKrupp	33,880	892,917
		8,378,785
Hong Kong--1.0%
Cheung Kong Holdings	43,000	409,960
Hutchison Whampoa	83,000	418,677
Swire Pacific, Cl. A	49,000	339,757
		1,168,394
Ireland--.6%
CRH	27,795	699,322
Italy--4.5%
Buzzi Unicem	23,934	385,260
Enel	162,680	1,022,686
ENI	73,070	1,700,294
Finmeccanica	40,490	612,922
Fondiaria-SAI	19,200	341,618
Intesa Sanpaolo	303,810	1,071,612
		5,134,392
Japan--25.3%
Acom	8,600	360,824
Astellas Pharma	26,800	1,090,530
Bank of Kyoto	43,000	481,975

Bridgestone	51,800	777,975
Canon	13,200	414,368
Central Japan Railway	34	293,858
Chiba Bank	64,000	399,878
Chubu Electric Power	36,400	1,106,292
Credit Saison	22,200	306,502
Daihatsu Motor	74,000	660,609
Daiichi Sankyo	36,900	877,099
Daito Trust Construction	8,500	445,071
Furukawa Electric	70,000	340,732
Hitachi	149,000	577,837
Honda Motor	57,500	1,247,019
JFE Holdings	23,400	618,927
KDDI	177	1,260,663
Keihin	76,600	556,915
Kubota	87,000	625,373
Lawson	17,900	1,032,330
Leopalace21	36,800	373,138
Mitsubishi UFJ Financial Group	201,800	1,252,154
Mitsui Chemicals	122,000	450,960
Mitsumi Electric	32,100	567,384
Nintendo	1,320	507,137
Nippon Express	126,000	530,178
Nippon Telegraph & Telephone	152	816,924
Nippon Yusen	120,700	744,380
Nissin Foods Holdings	24,700	866,301
NTT Data	85	341,205
Promise	15,750	399,210
Rohm	6,900	348,419
Sega Sammy Holdings	69,900	811,102
Shimamura	5,200	402,312
Shin-Etsu Chemical	13,600	623,776
Sumitomo	90,600	798,479
Sumitomo Electric Industries	109,400	841,150
Sumitomo Heavy Industries	212,700	846,746
Suruga Bank	47,000	465,479
Tokai Rika	37,900	332,345

Tokuyama	60,000	506,443
Tokyo Gas	214,000	1,084,440
Tokyo Tatemono	82,000	375,021
Toyo Engineering	186,000	579,237
Yamaguchi Financial Group	55,000	618,062
		28,956,759
Netherlands--2.3%
European Aeronautic Defence and Space	52,658	880,561
Koninklijke Ahold	65,320	798,113
Koninklijke Vopak	14,760	553,962
Wereldhave	4,380	383,570
		2,616,206
Norway--.9%
Prosafe	103,680 b	384,982
Tandberg	62,300	670,859
		1,055,841
Singapore--.3%
CapitaLand	173,000	380,078
Spain--3.4%
Banco Santander	115,540	1,084,091
Criteria Caixacorp	94,700	365,952
Mapfre	130,950	436,864
Repsol	19,010	399,014
Telefonica	74,070	1,631,929
		3,917,850
Sweden--.9%
Elekta, Cl. B	57,910	564,238
Nordea Bank	73,720	509,928
		1,074,166
Switzerland--9.0%
Adecco	11,480	385,920
Baloise Holding	9,100	671,161
Credit Suisse Group	37,090	993,155
Nestle	79,130	3,092,787
Novartis	49,336	2,442,812
Roche Holding	12,594	1,922,793
Zurich Financial Services	3,760	801,917

		10,310,545
United Kingdom--19.6%
AstraZeneca	39,800	1,606,237
Aviva	117,530	659,018
BAE Systems	107,300	581,215
Barclays	367,880	811,364
BP	250,840	1,896,997
Carnival	26,830	582,095
Charter International	132,290	627,661
Friends Provident	320,310	396,513
HSBC Holdings	151,790	1,444,725
IG Group Holdings	73,670	271,418
Kingfisher	398,030	772,563
Land Securities Group	24,140	319,655
Old Mutual	485,100	383,600
Pearson	35,650	328,550
Reckitt Benckiser Group	20,230	749,830
Regus	456,080	324,586
Rexam	125,690	634,296
Royal Dutch Shell, Cl. B	120,040	2,978,866
RSA Insurance Group	186,656	370,612
Shire	23,120	336,397
Tesco	318,010	1,645,991
Thomas Cook Group	381,310	970,914
Vodafone Group	1,021,757	2,041,957
WPP	311,100	1,800,321
		22,535,381
Total Common Stocks
(cost $131,441,888)		107,991,351

Preferred Stocks--.8%

Germany;
Fresenius
(cost $1,091,406)	15,000	867,181

Other Investment--.2%

Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $229,534)	229,534 [c]	229,534

Investment of Cash Collateral for Securities Loaned--.0%	Shares	Value ($)

BlackRock Cash Strategies L.L.C.	2,261 d,e	2,261
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund	13,466 c,e	13,466
Total Investment of Cash Collateral for Securities Loaned
(cost $15,727)		15,727
Total Investments (cost $132,778,555)	95.0%	109,103,793
Cash and Receivables (Net)	5.0%	5,770,441
Net Assets	100.0%	114,874,234

a	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $14,719 and the total market value of the collateral held by the fund is $15,727.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

d	Illiquid security. At the period end, the value of this security amounted to $2,261 or 0% of net assets.

e	Investment of security lending cash collateral.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $132,778,555. Net unrealized depreciation on investments was $23,674,762 of which $3,635,010 related to appreciated investment securities and $27,309,772 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
December 31, 2008 (Unaudited)

				Unrealized
				Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2008 ($)

Financial Futures Long
DJ Euro STOXX	67	2,281,763	March 2009	12,009
Topix Index	6	570,546	March 2009	30,182
				42,191

At December 31, 2008, the fund held the following forward foreign currency exchange contracts: (Unaudited)

				Unrealized
				Appreciation
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 12/31/2008 ($)

Sales:
Australian Dollar, expiring 1/2/2009	174,828	120,387	121,890	(1,503)
Euro, expiring 1/2/2009	582,858	809,881	810,200	(319)
British Pound, expiring 1/2/2009	432,800	631,234	622,259	8,975
Singapore Dollar, expiring 1/2/2009	14,938	10,360	10,368	(8)
				7,145

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	74,309,915		42,191

Level 2 - Other Significant Observable Inputs	34,791,617		7,145

Level 3 - Significant Unobservable Inputs	2,261		0

Total	109,103,793		49,336

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in
Securities ($)

Balance as of 9/30/2008	7,364

Realized gain (loss)	0

Change in unrealized appreciation

Net purchases (sales)	(5,103)

Transfers in and/or out of Level 3	0

Balance as of 12/31/2008	2,261

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company International Small Cap Fund
December 31, 2008 (Unaudited)

Common Stocks--89.4%	Shares	Value ($)

Australia--2.7%
Australian Worldwide Exploration	70,039	126,888
CFS Retail Property Trust	73,530	96,449
Computershare	32,418	177,271
Downer EDI	37,870	101,927
Goodman Fielder	213,060	198,293
Sonic Healthcare	10,228	104,118
		804,946
Belgium--1.1%
Ackermans & Van Haaren	2,379	120,372
Cofinimmo	950	124,818
Mobistar	1,111	79,750
		324,940
Canada--5.6%
Altagas Income Trust	6,770	94,325
Cogeco Cable	8,350	233,421
Crescent Point Energy Trust	9,327	182,007
Daylight Resources Trust	17,590	111,282
Emera	14,200	255,358
Gran Tierra Energy	36,890 a	98,314
Iamgold	29,300	180,381
Laurentian Bank of Canada	6,490	181,373
Red Back Mining	20,360 a	141,671
Sino-Forest	11,410 a	91,225
Westjet Airlines	12,270 a	127,521
		1,696,878
China--.5%
Zhejiang Expressway, Cl. H	278,000	164,598

Denmark--.3%
East Asiatic	3,050	101,104

Finland--1.2%
Konecranes	10,540	176,985
Orion, Cl. B	5,484	92,010
Tietoenator	7,840	84,677
		353,672
France--8.7%
Air France-KLM	9,710	123,771
Cap Gemini	8,583	328,096
CNP Assurances	1,530	110,029
Fonciere des Regions	1,498	101,668
Gemalto	4,690 a	116,696
Havas	88,399	180,140
Ipsen	3,265	126,806
Ipsos	5,390	144,415
Neopost	2,380	214,478
Nexans	2,230	131,579
Publicis Groupe	10,836	275,720
Scor	10,210	231,336
Societe Bic	1,380	79,004
Technip	4,970	150,278
Teleperformance	7,272	200,753
Unibail-Rodamco	821	121,541
		2,636,310
Germany--7.4%
Adidas	5,290	199,570
Demag Cranes	3,788	98,991
Deutsche Euroshop	4,678	158,014
Deutsche Lufthansa	12,905	200,732
Fielmann	2,590	167,410
Lanxess	8,640	164,897
MTU Aero Engines Holding	14,760	401,725
Puma	690	134,566
Salzgitter	3,527	269,648
Software	2,600	144,565
Vossloh	890	98,340
Wincor Nixdorf	4,180	195,868

		2,234,326
Greece--.3%
Sarantis	13,628	80,321

Hong Kong--2.0%
Chaoda Modern Agriculture Holdings	305,680	196,781
China Agri-Industries Holdings	437,000 a	219,898
Neo-China Land Group Holdings	645,500 b	87,453
Pacific Basin Shipping	199,000	91,477
Peace Mark Holdings	712,000 b	0
		595,609
Ireland--.9%
DCC	14,711	213,487
United Drug	22,200	68,816
		282,303
Italy--4.0%
ACEA	8,405	112,569
Banca Popolare di Milano Scarl	38,469	223,654
Benetton Group	28,164	238,811
Buzzi Unicem	9,773	157,313
Landi Renzo	17,350	79,346
Parmalat	94,200	152,548
Recordati	27,000	145,058
Unipol Gruppo Finanziario	64,814	97,753
		1,207,052
Japan--25.8%
Air Water	22,800	204,808
Bank of Kyoto	13,000	145,713
Bank of Yokohama	16,000	94,642
Chiba Bank	17,000	106,218
Chiyoda	12,900	242,422
Comsys Holdings	26,000	241,646
Credit Saison	5,700	78,696
Daifuku	26,500	154,413
Daito Trust Construction	1,800	94,250
F.C.C.	12,400	104,731
Fukuoka Financial Group	34,000	148,097

Godo Steel	43,000	120,460
Hisamitsu Pharmaceutical	3,100	126,563
Hitachi Transport System	9,100	136,459
Hogy Medical	3,481	239,831
Hokuhoku Financial Group	64,000	151,517
House Foods	9,400	167,497
IT Holdings	10,000 a	155,831
Japan Aviation Electronics Industry	20,000	83,737
Kansai Paint	30,000	153,322
Keihin	30,900	224,656
Kinden	33,000	297,565
Kuroda Electric	37,000	347,237
Leopalace21	9,800	99,368
Lintec	8,600	119,306
Matsumotokiyoshi Holdings	8,600	178,234
Mitsumi Electric	10,500	185,593
NET One Systems	86	172,750
Nichirei	40,000	190,579
Nihon Unisys	11,500	94,440
NSD	13,000	102,264
Pigeon	6,100	182,433
Point	2,340	128,782
Promise	4,050	102,654
Seino Holdings	46,000	255,915
Shimachu	8,400	188,886
Shimamura	1,600	123,788
Shimano	6,400	256,425
SKY Perfect JSAT Holdings	488	237,551
Star Micronics	12,600	133,445
Suruga Bank	18,000	178,268
Suzuken	5,300	159,697
Tokuyama	29,000	244,781
Tokyo Tatemono	28,000	128,056
Toyo Engineering	63,000	196,193
Yamaguchi Financial Group	15,000	168,562
Yokohama Rubber	40,000	200,170
		7,848,451

Netherlands--1.7%
Imtech	11,282	188,190
Koninklijke Vopak	4,700	176,397
Wereldhave	1,560	136,614
		501,201
Norway--.6%
Tandberg	11,400	122,757
TGS Nopec Geophysical	14,000 a	69,279
		192,036
Singapore--.5%
ComfortDelgro	114,000	115,401
Singapore Petroleum	29,700	47,417
		162,818
South Korea--2.3%
CJ Home Shopping	6,309	193,784
Honam Petrochemical	2,475	103,679
LG Fashion	11,130	192,493
Yuhan	1,165	203,173
		693,129
Spain--3.7%
Bankinter	15,220	133,498
Corporacion Financiera Alba	6,114	231,591
Enagas	8,747	189,190
Laboratorios Almirall	18,143	138,708
Mapfre	28,270	94,312
Prosegur Cia de Seguridad	7,290	237,427
Tubacex	26,660	87,088
		1,111,814
Sweden--1.1%
Elekta, Cl. B	12,340	120,233
Peab	34,840	95,163
SAAB, Cl. B	14,350	129,746
		345,142
Switzerland--4.8%
Actelion	4,020 a	224,351
Adecco	9,926	333,680
Banque Cantonale Vaudoise	640	191,065

Clariant	30,179 a	202,167
Kuoni Reisen Holding	830	280,735
PSP Swiss Property	4,730 a	234,200
		1,466,198
United Kingdom--14.2%
Aggreko	18,610	119,267
Amlin	26,241	134,878
Asos	35,120 a	124,846
Balfour Beatty	52,270	247,436
Beazley Group	80,917	157,639
Brit Insurance Holdings	46,280	146,386
Catlin Group	28,090	175,075
Charter International	30,370	144,093
Close Brothers Group	18,828	143,200
Croda International	17,930	133,921
Dana Petroleum	10,168 a	145,021
Davis Service Group	24,040	93,926
De La Rue	7,780	101,343
Domino's Pizza UK & IRL	52,040	124,576
Drax Group	14,680	118,406
Electrocomponents	35,520	72,135
Halfords Group	27,720	96,946
Halma	36,500	106,268
Hiscox	27,620	135,016
IG Group Holdings	24,360	89,748
Interserve	31,017	101,342
Jardine Lloyd Thompson Group	19,345	121,822
John Wood Group	29,681	80,334
Keller Group	11,234	92,872
Mondi	28,652	83,934
QinetiQ Group	60,965	139,148
Regus	135,460	96,405
Rexam	28,820	145,440
Spectris	18,080	139,071
Spirent Communications	137,574	71,702
SSL International	15,680	111,593
Thomas Cook Group	98,680	251,265

Tui Travel	60,419	202,836
WSP Group	16,890	49,296
		4,297,186
Total Common Stocks
(cost $34,776,749)		27,100,034

Preferred Stocks--1.2%	Shares	Value ($)

Germany--.9%
Biotest	2,910	185,142
Fresenius	1,970	113,890
		299,032
United Kingdom--.3%
Inmarsat	11,270	76,399
Total Preferred Stocks
(cost $356,835)		375,431

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $105,422)	105,422 [c]	105,422

Total Investments (cost $35,239,006)	90.9%	27,580,887
Cash and Receivables (Net)	9.1%	2,754,960
Net Assets	100.0%	30,335,847

a	Non-income producing security.

b	Illiquid security, fair valued by management. At period end, the value of these securities amounted to $87,453 or 0.3% of net assets.

c	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $35,239,006. Net unrealized depreciation on investments was $7,658,119 of which $1,370,640 related to appreciated investment securities and $9,028,759 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	17,311,336

Level 2 - Other Significant Observable Inputs	10,182,098		3,063

Level 3 - Significant Unobservable Inputs	87,453		0

Total	27,580,887		3,063

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in
Securities ($)

Balance as of 9/30/2008	249,211

Realized gain (loss)	0

Change in unrealized appreciation	(161,758)

Net purchases (sales)	0

Transfers in and/or out of Level 3

Balance as of 12/31/2008	87,453

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Large Cap Core Fund
December 31, 2008 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)

Consumer Discretionary--11.1%
Autoliv	9,540	204,728
Carnival	9,930	241,498
Coach	14,020 a	291,195
Darden Restaurants	11,656	328,466
Family Dollar Stores	8,450	220,292
Gap	31,180	417,500
Home Depot	16,000	368,320
Mattel	21,220	339,520
McDonald's	9,358	581,974
News, Cl. A	42,060	382,325
OfficeMax	23,590	180,228
Omnicom Group	14,490	390,071
Ross Stores	17,060	507,194
Time Warner	34,710	349,183
		4,802,494
Consumer Staples--12.5%
Coca-Cola Enterprises	12,870	154,826
Colgate-Palmolive	12,700	870,458
CVS Caremark	28,090	807,307
Energizer Holdings	8,030 a	434,744
Estee Lauder, Cl. A	14,690	454,802
Kroger	19,780	522,390
Molson Coors Brewing, Cl. B	7,350	359,562
Philip Morris International	20,370	886,299
Wal-Mart Stores	15,940	893,596
		5,383,984
Energy--13.6%
Anadarko Petroleum	7,750	298,762
Chevron	18,642	1,378,949
ConocoPhillips	26,030	1,348,354

Hess	8,150	437,166
Marathon Oil	17,980	491,933
Nabors Industries	14,440 a	172,847
National Oilwell Varco	10,890 a	266,152
Occidental Petroleum	11,120	667,089
Williams	14,760	213,725
XTO Energy	17,275	609,289
		5,884,266
Financial--12.6%
Bank of America	46,870	659,930
Charles Schwab	18,810	304,158
Chubb	17,950	915,450
Discover Financial Services	19,960	190,219
Fifth Third Bancorp	33,610	277,619
First Horizon National	32,486	343,377
JPMorgan Chase & Co.	26,450	833,969
KeyCorp	31,600	269,232
U.S. Bancorp	13,820	345,638
Visa, Cl. A	6,825	357,971
Wells Fargo & Co.	31,600	931,568
		5,429,131
Health Care--15.8%
Aetna	18,360	523,260
Amgen	9,580 a	553,245
Baxter International	15,480	829,573
Cephalon	2,780 a	214,171
Covidien	8,317	301,408
Gilead Sciences	8,740 a	446,964
Hospira	7,380 a	197,932
Laboratory Corp. of America
Holdings	3,240 a	208,688
Life Technologies	8,540 a	199,067
Novartis, ADR	10,300	512,528
Pfizer	70,880	1,255,285
Schering-Plough	26,970	459,299
St. Jude Medical	9,590 a	316,086
Thermo Fisher Scientific	13,970 a	475,958

Vertex Pharmaceuticals	10,780 a	327,496
		6,820,960
Industrial--10.7%
Delta Air Lines	28,380 a	325,235
Dover	10,390	342,039
Emerson Electric	5,920	216,731
FedEx	4,830	309,845
Fluor	9,090	407,868
General Electric	41,380	670,356
Goodrich	9,170	339,473
L-3 Communications Holdings	5,140	379,229
Parker Hannifin	9,100	387,114
Raytheon	5,990	305,730
Republic Services	14,613	362,256
Textron	10,240	142,029
Tyco International	20,037	432,799
		4,620,704
Materials--2.0%
Freeport-McMoRan Copper & Gold	5,010	122,444
International Paper	14,910	175,938
Mosaic	7,910	273,686
Pactiv	11,890 a	295,823
		867,891
Technology--14.5%
Accenture, Cl. A	7,500	245,925
Adobe Systems	13,880 a	295,505
Alliance Data Systems	7,890 a	367,122
Apple	4,240 a	361,884
Cisco Systems	63,820 a	1,040,266
Global Payments	110	3,607
Intel	28,890	423,527
Juniper Networks	19,060 a	333,741
Lam Research	14,480 a	308,134
McAfee	5,110 a	176,653
Microsoft	56,400	1,096,416
Nokia, ADR	16,080	250,848
Oracle	35,230 a	624,628

QUALCOMM	20,970	751,355
		6,279,611
Telecommunication Services--2.1%
AT & T	32,550	927,675
Utilities--4.4%
American Electric Power	20,040	666,931
PG & E	18,040	698,328
Sempra Energy	12,730	542,680
		1,907,939
Total Common Stocks
(cost $53,499,220)		42,924,655

Other Investment--1.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $681,577)	681,577 [b]	681,577

Total Investments (cost $54,180,797)	100.9%	43,606,232
Liabilities, Less Cash and Receivables	(.9%)	(394,714)
Net Assets	100.0%	43,211,518

ADR - American Depository Receipts

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $54,180,797. Net unrealized depreciation on investments was $10,574,565 of which $1,265,065 related to appreciated investment securities and $11,839,630 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	43,606,232		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	43,606,232		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2008 (Unaudited)

Common Stocks--95.1%	Shares	Value ($)

Consumer Discretionary--10.5%
Bally Technologies	79,007 a	1,898,538
Bebe Stores	117,290	876,156
Carter's	106,840 a	2,057,738
Chico's FAS	247,310 a	1,033,756
Hibbett Sports	68,310 a,b	1,073,150
Interactive Data	73,290 b	1,807,331
Lions Gate Entertainment	316,030 a,b	1,738,165
P.F. Chang's China Bistro	39,980 a,b	837,181
Panera Bread, Cl. A	19,270 a,b	1,006,665
Papa John's International	107,910 a,b	1,988,781
RHI Entertainment	68,420 a	555,570
Skechers USA, Cl. A	62,800 a	805,096
Steven Madden	38,460 a	819,967
WMS Industries	93,290 a,b	2,509,501
		19,007,595
Consumer Staples--6.2%
Alberto-Culver	127,180	3,117,182
Hain Celestial Group	104,810 a	2,000,823
Nu Skin Enterprises, Cl. A	106,130	1,106,936
Ruddick	78,640	2,174,396
Spartan Stores	123,190 b	2,864,168
		11,263,505
Energy--6.7%
Arena Resources	88,430 a	2,483,999
Cal Dive International	183,787 a,b	1,196,453
Concho Resources	80,496 a	1,836,919
Dril-Quip	108,920 a	2,233,949
NATCO Group, Cl. A	76,300 a	1,158,234
Penn Virginia	73,240 b	1,902,775
Whiting Petroleum	39,470 a	1,320,666

		12,132,995
Exchange Traded Funds--1.7%
iShares Russell 2000 Growth Index
Fund	42,630 b	2,168,162
iShares Russell 2000 Index Fund	17,450	859,238
		3,027,400
Financial--7.2%
Arch Capital Group	66,710 a	4,676,371
EZCORP, Cl. A	78,250 a	1,190,182
IBERIABANK	30,200	1,449,600
ProAssurance	54,640 a	2,883,899
RLI	44,610 b	2,728,348
		12,928,400
Health Care--25.9%
Acorda Therapeutics	44,470 a	912,080
Alexion Pharmaceuticals	55,260 a,b	1,999,859
Alnylam Pharmaceuticals	76,490 a,b	1,891,598
Bio-Rad Laboratories, Cl. A	22,500 a	1,694,475
BioMarin Pharmaceutical	89,870 a	1,599,686
Bruker	152,854 a	617,530
Catalyst Health Solutions	56,300 a	1,370,905
Celera	76,070 a	846,659
CONMED	106,320 a	2,545,301
Emergency Medical Services, Cl. A	32,732 a,b	1,198,319
Enzon Pharmaceuticals	140,520 a,b	819,232
Exactech	42,430 a	714,521
Integra LifeSciences Holdings	72,560 a,b	2,580,959
Kendle International	19,320 a	496,910
Medarex	124,930 a	697,109
Natus Medical	71,420 a,b	924,889
NuVasive	37,760 a,b	1,308,384
Onyx Pharmaceuticals	45,010 a	1,537,542
OSI Pharmaceuticals	44,650 a,b	1,743,583
Owens & Minor	27,560	1,037,634
Phase Forward	49,050 a	614,106
PSS World Medical	115,030 a,b	2,164,865
Psychiatric Solutions	68,870 a,b	1,918,030

Regeneron Pharmaceuticals	42,760 a	785,074
Resmed	102,970 a	3,859,316
Thermo Fisher Scientific	44,150 a	1,504,191
Thoratec	34,580 a,b	1,123,504
United Therapeutics	17,670 a,b	1,105,259
Varian	23,530 a	788,490
Volcano	125,683 a	1,885,245
West Pharmaceutical Services	42,500	1,605,225
Wright Medical Group	127,330 a,b	2,601,352
		46,491,832
Industrial--17.0%
Actuant, Cl. A	113,100	2,151,162
Clean Harbors	47,930 a	3,040,679
Cornell	113,180 a,b	2,104,016
Exponent	79,670 a	2,396,474
Forward Air	61,580 b	1,494,547
Huron Consulting Group	62,650 a,b	3,587,965
II-VI	51,560 a	984,280
Knight Transportation	85,700	1,381,484
Landstar System	80,050	3,076,322
MSC Industrial Direct, Cl. A	71,840 b	2,645,867
Orbital Sciences	15,840 a	309,355
Quanta Services	127,780 a	2,530,044
UTi Worldwide	240,540	3,449,344
Werner Enterprises	81,230	1,408,528
		30,560,067
Technology--17.8%
Arris Group	237,350 a	1,886,932
ATMI	39,240 a	605,473
BigBand Networks	121,730 a	671,950
CACI International, Cl. A	88,830 a,b	4,005,345
Cogent	138,550 a	1,880,123
Concur Technologies	68,980 a,b	2,263,924
IPG Photonics	96,770 a	1,275,429
j2 Global Communications	139,110 a,b	2,787,764
Lam Research	46,840 a	996,755
ManTech International, Cl. A	80,000 a	4,335,200

Marchex, Cl. B	88,890 b	518,229
Mellanox Technologies	148,090 a	1,163,987
Metavante Technologies	114,662 a	1,847,205
Ness Technologies	157,870 a	675,684
Neutral Tandem	184,734 a	2,996,385
PMC-Sierra	210,340 a	1,022,252
SkillSoft, ADR	448,360 a	3,201,290
		32,133,927
Telecommunication Services--1.0%
NeuStar, Cl. A	96,130 a,b	1,838,967
Utilities--1.1%
Energen	32,970	967,010
UniSource Energy	32,610	957,430
		1,924,440
Total Common Stocks
(cost $193,068,715)		171,309,128

Other Investment--3.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,393,493)	6,393,493 [c]	6,393,493
Investment of Cash Collateral for
Securities Loaned--16.7%	Shares	Value ($)

BlackRock Cash Strategies L.L.C.	2,256,277 d,e	2,256,277
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund	27,889,721 c,e	27,889,721
Total Investment of Cash Collateral for Securities Loaned
(cost $30,145,998)		30,145,998
Total Investments (cost $229,608,206)	115.3%	207,848,619
Liabilities, Less Cash and Receivables	(15.3%)	(27,628,931)
Net Assets	100.0%	180,219,688

a	Non-income producing security.

b	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $29,632,551 and the total market value of the collateral held by the fund is $30,145,998.

c	Investment in affiliated money market mutual fund.

d	Illiquid security. At the period end, the value of this security amounted to $2,256,277 or 1.3% of net assets.

e	Investment of security lending cash collateral.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $229,608,206. Net unrealized depreciation on investments was $21,759,587 of which $6,039,153 related to appreciated investment securities and $27,798,740 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	205,592,342	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	2,256,277	0

Total	207,848,619	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in
Securities ($)

Balance as of 9/30/2008	7,349,961

Realized gain (loss)	0

Change in unrealized appreciation

Net purchases (sales)	(5,093,684)

Transfers in and/or out of Level 3	0

Balance as of 12/31/2008	2,256,277

1

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
December 31, 2008 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)

Consumer Discretionary--11.0%
Bally Technologies	92,734 a	2,228,398
Bebe Stores	152,760 b	1,141,117
Carter's	133,730 a,b	2,575,640
Chico's FAS	316,070 a	1,321,173
Hibbett Sports	84,387 a,b	1,325,720
Interactive Data	96,710	2,384,869
Lions Gate Entertainment	415,541 a,b	2,285,476
P.F. Chang's China Bistro	50,170 a,b	1,050,560
Panera Bread, Cl. A	24,240 a,b	1,266,298
Papa John's International	130,150 a,b	2,398,665
RHI Entertainment	89,110 a	723,573
Skechers USA, Cl. A	76,732 a	983,704
Steven Madden	48,980 a	1,044,254
WMS Industries	118,787 a,b	3,195,370
		23,924,817
Consumer Staples--6.5%
Alberto-Culver	151,683 b	3,717,750
Hain Celestial Group	129,350 a,b	2,469,291
Nu Skin Enterprises, Cl. A	142,850 b	1,489,925
Ruddick	100,976	2,791,986
Spartan Stores	157,780 b	3,668,385
		14,137,337
Energy--6.9%
Arena Resources	108,760 a	3,055,068
Cal Dive International	224,823 a,b	1,463,598
Concho Resources	94,507 a	2,156,650
Dril-Quip	135,510 a	2,779,310
NATCO Group, Cl. A	99,555 a,b	1,511,245
Penn Virginia	97,051 b	2,521,385
Whiting Petroleum	49,410 a	1,653,259

		15,140,515
Exchange Traded Funds--.4%
iShares Russell 2000 Growth Index
Fund	19,270 b	980,072
Financial--7.9%
Arch Capital Group	90,480 a	6,342,648
EZCORP, Cl. A	98,950 a,b	1,505,029
IBERIABANK	37,410	1,795,680
ProAssurance	71,500 a	3,773,770
RLI	60,920 b	3,725,867
		17,142,994
Health Care--26.9%
Acorda Therapeutics	58,730 a	1,204,552
Alexion Pharmaceuticals	72,940 a,b	2,639,699
Alnylam Pharmaceuticals	101,570 a,b	2,511,826
Bio-Rad Laboratories, Cl. A	26,595 a	2,002,869
BioMarin Pharmaceutical	105,390 a,b	1,875,942
Bruker	216,693 a,b	875,440
Catalyst Health Solutions	71,100 a	1,731,285
Celera Corporation	97,980 a	1,090,517
CONMED	134,190 a	3,212,509
Emergency Medical Services, Cl. A	42,507 a,b	1,556,181
Enzon Pharmaceuticals	183,370 a,b	1,069,047
Exactech	55,700 a	937,988
Integra LifeSciences Holdings	91,575 a,b	3,257,323
Kendle International	24,190 a	622,167
Medarex	157,150 a	876,897
Natus Medical	91,980 a,b	1,191,141
NuVasive	49,210 a,b	1,705,126
Onyx Pharmaceuticals	51,290 a	1,752,066
OSI Pharmaceuticals	52,850 a,b	2,063,793
Owens & Minor	31,390	1,181,833
Phase Forward	67,160 a,b	840,843
PSS World Medical	151,740 a,b	2,855,747
Psychiatric Solutions	85,240 a,b	2,373,934
Regeneron Pharmaceuticals	56,330 a	1,034,219
Resmed	134,370 a	5,036,188

Thermo Fisher Scientific	51,220 a,b	1,745,065
Thoratec	40,539 a,b	1,317,112
United Therapeutics	20,720 a,b	1,296,036
Varian	30,130 a	1,009,656
Volcano	164,936 a	2,474,040
West Pharmaceutical Services	50,170	1,894,921
Wright Medical Group	167,200 a,b	3,415,896
		58,651,858
Industrial--17.9%
Actuant, Cl. A	154,520	2,938,970
Clean Harbors	64,890 a	4,116,622
Cornell	140,320 a	2,608,549
Exponent	104,630 a	3,147,270
Forward Air	81,140 b	1,969,268
Huron Consulting Group	78,110 a,b	4,473,360
II-VI	58,750 a	1,121,538
Knight Transportation	117,630 b	1,896,196
Landstar System	100,960	3,879,893
MSC Industrial Direct, Cl. A	88,900 b	3,274,187
Orbital Sciences	19,570 a	382,202
Quanta Services	157,320 a,b	3,114,936
UTi Worldwide	310,540	4,453,144
Werner Enterprises	99,660 b	1,728,104
		39,104,239
Technology--18.9%
Arris Group	302,226 a,b	2,402,697
ATMI	50,790 a	783,690
BigBand Networks	166,700 a	920,184
CACI International, Cl. A	122,004 a	5,501,160
Cogent	178,890 a	2,427,537
Concur Technologies	81,900 a,b	2,687,958
IPG Photonics	121,510 a,b	1,601,502
j2 Global Communications	171,610 a,b	3,439,064
Lam Research	54,640 a	1,162,739
ManTech International, Cl. A	99,590 a	5,396,782
Marchex, Cl. B	106,542 b	621,140
Mellanox Technologies	195,887 a	1,539,672

Metavante Technologies	150,902 a	2,431,031
Ness Technologies	213,590 a	914,165
Neutral Tandem	237,453 a	3,851,488
PMC-Sierra	278,150 a	1,351,809
SkillSoft, ADR	572,700 a	4,089,078
		41,121,696
Telecommunication Services--1.1%
NeuStar, Cl. A	125,820 a	2,406,937
Utilities--1.1%
Energen	38,230	1,121,286
UniSource Energy	39,830	1,169,409
		2,290,695
Total Common Stocks
(cost $233,847,138)		214,901,160

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,080,761)	1,080,761 [c]	1,080,761
Investment of Cash Collateral for
Securities Loaned--22.4%

BlackRock Cash Strategies L.L.C.	4,022,083 d,e	4,022,083
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund	44,767,565 c,e	44,767,565
Total Investment of Cash Collateral for Securities Loaned
(cost $48,789,648)		48,789,648
Total Investments (cost $283,717,547)	121.5%	264,771,569
Liabilities, Less Cash and Receivables	(21.5%)	(46,919,539)
Net Assets	100.0%	217,852,030
ADR - American Depository Receipts

a	Non-income producing security.

b	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $48,122,941 and the total market value of the collateral held by the fund is $48,789,648.

c	Investment in affiliated money market mutual fund.

d	Illiquid security. At the period end, the value of this security amounted to $4,022,083 or 1.8% of net assets.

e	Investment of security lending cash collateral.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $283,717,547. Net unrealized depreciation on investments was $18,945,978 of which $9,022,103 related to appreciated investment securities and $27,968,081 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	260,749,486		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	4,022,083		0

Total	264,771,569		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in
Securities ($)

Balance as of 9/30/2008	13,102,183

Realized gain (loss)	0

Change in unrealized appreciation

Net purchases (sales)	(9,080,100)

Transfers in and/or out of Level 3	0

Balance as of 12/31/2008	4,022,083

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2008 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)

Consumer Discretionary--15.8%
AH Belo, Cl. A	124,216	270,791
AnnTaylor Stores	149,860 a	864,692
Asbury Automotive Group	85,390 b	390,232
Bebe Stores	251,140 b	1,876,016
BorgWarner	70,700	1,539,139
Brink's Home Security Holding	109,016 a	2,389,631
Cavco Industries	55,822 a,b	1,501,054
Children's Place Retail Stores	99,710 a,b	2,161,713
Courier	82,520 b	1,477,108
Dick's Sporting Goods	173,922 a	2,454,039
Drew Industries	182,810 a,b	2,193,720
Ethan Allen Interiors	121,230 b	1,742,075
Gentex	202,700 b	1,789,841
Hibbett Sports	87,640 a,b	1,376,824
J Crew Group	161,660 a,b	1,972,252
JoS. A. Bank Clothiers	110,870 a,b	2,899,250
Kenneth Cole Productions, Cl. A	75,582 b	535,121
Lululemon Athletica	63,536 a,b	503,840
MDC Holdings	111,290	3,372,087
Meredith	99,690 b	1,706,693
New York Times, Cl. A	296,009 b	2,169,746
OfficeMax	429,724	3,283,091
P.F. Chang's China Bistro	86,130 a,b	1,803,562
Panera Bread, Cl. A	64,680 a,b	3,378,883
Regis	136,806	1,987,791
Ryland Group	168,660 b	2,980,222
Sonic Automotive, Cl. A	97,370 b	387,533
THQ	91,355 a	382,777
Timberland, Cl. A	166,470 a,b	1,922,728
Tractor Supply	77,033 a,b	2,783,973

Williams-Sonoma	227,382 b	1,787,223
Winnebago Industries	3,220	19,417
		55,903,064
Consumer Staples--6.6%
BJ's Wholesale Club	132,230 a,b	4,530,200
Casey's General Stores	180,194 b	4,103,017
Hain Celestial Group	59,270 a	1,131,464
Lancaster Colony	42,482 b	1,457,133
Lance	84,030 b	1,927,648
Ralcorp Holdings	69,820 a,b	4,077,488
Whole Foods Market	283,816 b	2,679,223
Winn-Dixie Stores	217,520 a,b	3,502,072
		23,408,245
Energy--5.5%
Arena Resources	116,290 a	3,266,586
Comstock Resources	115,620 a	5,463,045
Dril-Quip	94,073 a	1,929,437
Frontier Oil	88,610	1,119,144
NATCO Group, Cl. A	67,620 a	1,026,472
Patterson-UTI Energy	98,410	1,132,699
Penn Virginia	69,790 b	1,813,144
Unit	143,230 a	3,827,106
		19,577,633
Exchange Traded Funds--1.0%
iShares Russell 2000 Value Index
Fund	72,010	3,540,732
Financial--26.5%
Acadia Realty Trust	62,720	895,014
Aspen Insurance Holdings	117,860	2,858,105
BancorpSouth	190,162 b	4,442,184
BioMed Realty Trust	114,790 b	1,345,339
City National	162,977 b	7,936,980
Cohen & Steers	156,022 b	1,714,682
Colonial BancGroup	352,626 b	729,936
Fidelity National Financial, Cl. A	178,396	3,166,529
Financial Federal	142,433 b	3,314,416
First American	136,250	3,936,262

First Horizon National	340,361 b	3,597,612
FirstMerit	245,210 b	5,048,874
Flushing Financial	119,160	1,425,154
Fulton Financial	254,196 b	2,445,366
Hanover Insurance Group	106,420	4,572,867
Intervest Bancshares, CI. A	92,338	368,429
Investment Technology Group	180,141 a	4,092,804
Jefferies Group	288,988	4,063,171
LaSalle Hotel Properties	112,670 b	1,245,003
Lazard, Cl. A	76,900	2,287,006
Mission West Properties	156,590 b	1,197,913
NewAlliance Bancshares	166,637	2,194,609
Old National Bancorp	190,954 b	3,467,725
Pacific Capital Bancorp	260,708 b	4,400,751
Piper Jaffray	149,730 a	5,953,265
ProAssurance	42,948 a	2,266,795
Provident Bankshares	74,860 b	723,148
Redwood Trust	174,156 b	2,596,666
Southwest Bancorp	129,715	1,681,106
Trustmark	34,760	750,468
Urstadt Biddle Properties, Cl. A	28,350	451,616
Washington Federal	220,171	3,293,758
Washington Trust Bancorp	49,740	982,365
Webster Financial Corp.	107,870 b	1,486,449
Whitney Holding	186,219 b	2,977,642
		93,910,009
Health Care--5.9%
Air Methods	131,410 a,b	2,101,246
Analogic	38,320	1,045,370
K-V Pharmaceutical, Cl. A	173,834 a,b	500,642
Kensey Nash	94,184 a	1,828,111
Magellan Health Services	130,547 a	5,112,221
Medicis Pharmaceutical, Cl. A	134,575 b	1,870,592
Odyssey HealthCare	208,240 a,b	1,926,220
Omnicell	212,459 a,b	2,594,124
Pediatrix Medical Group	67,853 a,b	2,150,940
Sepracor	167,650 a	1,840,797

		20,970,263
Industrial--15.9%
American Ecology	69,610 b	1,408,210
Brink's	71,340	1,917,619
Casella Waste Systems, Cl.A	316,950 a	1,293,156
Ceradyne	75,140 a,b	1,526,093
Clean Harbors	72,500 a,b	4,599,400
Curtiss-Wright	149,530 b	4,992,807
Dynamic Materials	51,742 b	999,138
Esterline Technologies	47,691 a,b	1,807,012
First Advantage, Cl. A	121,011 a	1,712,306
Granite Construction	112,664 b	4,949,330
Heartland Express	378,990 b	5,972,882
Landstar System	75,757	2,911,342
Marten Transport	51,010 a	967,150
McGrath Rentcorp	105,420	2,251,771
Moog, Cl. A	118,490 a,b	4,333,179
RSC Holdings	46,610 a	397,117
Shaw Group	90,769 a	1,858,041
Team	22,120 a	612,724
Tetra Tech	90,559 a	2,187,000
Triumph Group	69,360 b	2,945,026
Waste Connections	111,009 a,b	3,504,554
Werner Enterprises	173,496 b	3,008,421
		56,154,278
Materials--2.2%
AMCOL International	78,901 b	1,652,976
H.B. Fuller	39,360	634,090
Louisiana-Pacific	164,250 b	256,230
Packaging Corp. of America	258,110	3,474,161
Wausau Paper	163,530	1,870,783
		7,888,240
Technology--14.1%
Arris Group	245,620 a,b	1,952,679
Aspen Technology	266,520 a	1,977,578
Ciena	166,710 a,b	1,116,957
Comtech Telecommunications	50,430 a	2,310,703

Cray	403,060 a,b	838,365
Cymer	97,000 a,b	2,125,270
DealerTrack Holdings	158,295 a,b	1,882,128
Diebold	42,730	1,200,286
Electronics for Imaging	222,691 a,b	2,128,926
EPIQ Systems	211,950 a,b	3,541,685
F5 Networks	78,160 a	1,786,738
FEI	133,830 a,b	2,524,034
FormFactor	144,790 a	2,113,934
Harmonic	157,737 a	884,905
Informatica	175,140 a	2,404,672
Interwoven	204,790 a,b	2,580,354
Methode Electronics	170,922	1,152,014
Microsemi	51,980 a	657,027
MKS Instruments	138,170 a,b	2,043,534
MTS Systems	94,540	2,518,546
NIC	209,320 b	962,872
Parametric Technology	121,411 a,b	1,535,849
Semtech	59,240 a	667,635
Sonus Networks	854,327 a,b	1,349,837
SRA International, Cl. A	200,770 a	3,463,282
Sybase	78,504 a,b	1,944,544
Teradyne	223,220 a	941,988
Triquint Semiconductor	209,778 a	721,636
Ultra Clean Holdings	208,920 a	419,929
		49,747,907
Telecommunication Services--.8%
Cincinnati Bell	431,340 a,b	832,486
NeuStar, Cl. A	97,670 a	1,868,427
		2,700,913
Utilities--4.5%
Black Hills	106,180 b	2,862,613
El Paso Electric	146,360 a,b	2,647,652
Energen	93,900	2,754,087
IDACORP	112,240 b	3,305,468
Nicor	55,330	1,922,164
Portland General Electric	117,810	2,293,761

		15,785,745
Total Common Stocks
(cost $448,124,688)		349,587,029

Other Investment--3.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,004,361)	11,004,361 [c]	11,004,361
Investment of Cash Collateral for
Securities Loaned--18.9%

BlackRock Cash Strategies L.L.C.	10,627,813 d,e	10,627,813
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund	56,378,145 c,e	56,378,145
Total Investment of Cash Collateral for Securities Loaned
(cost $67,005,958)		67,005,958
Total Investments (cost $526,135,007)	120.8%	427,597,348
Liabilities, Less Cash and Receivables	(20.8%)	(73,526,660)
Net Assets	100.0%	354,070,688

a	Non-income producing security.

b	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $66,544,983 and the total market value of the collateral held by the fund is $67,005,958.

c	Investment in affiliated money market mutual fund.

d	Illiquid security. At the period end, the value of this security amounted to $10,627,813 or 3% of net assets.

e	Investment of security lending cash collateral.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $526,135,007. Net unrealized depreciation on investments was $98,537,659 of which $17,314,815 related to appreciated investment securities and $115,852,474 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	416,969,535		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	10,627,813		0

Total	427,597,348		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in
Securities ($)

Balance as of 9/30/2008	34,620,758

Realized gain (loss)	0

Change in unrealized appreciation

Net purchases (sales)	(23,992,945)

Transfers in and/or out of Level 3	0

Balance as of 12/31/2008	10,627,813

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund II
December 31, 2008 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)

Consumer Discretionary--13.3%
AnnTaylor Stores	6,810 a	39,294
Bed Bath & Beyond	2,840 a	72,193
BorgWarner	4,590	99,924
Brink's Home Security Holding	6,590 a	144,453
Dick's Sporting Goods	7,404 a	104,470
Gentex	11,070	97,748
Genuine Parts	840	31,802
J Crew Group	7,100 a,b	86,620
JoS. A. Bank Clothiers	830 a	21,705
MDC Holdings	5,900	178,770
Meredith	4,330 b	74,130
New York Times, Cl. A	12,256 b	89,836
NVR	414 a	188,888
O'Reilly Automotive	6,190 a	190,281
OfficeMax	12,710	97,104
Panera Bread, Cl. A	2,800 a,b	146,272
Ryland Group	7,320	129,344
Toll Brothers	1,930 a	41,360
Tractor Supply	3,460 a	125,044
Williams-Sonoma	12,380	97,307
		2,056,545
Consumer Staples--6.3%
BJ's Wholesale Club	5,830 a,b	199,736
Casey's General Stores	4,520	102,920
Corn Products International	3,460	99,821
Hain Celestial Group	2,620 a	50,016
Ralcorp Holdings	7,140 a	416,976
Whole Foods Market	10,822 a,b	102,160
		971,629
Energy--5.5%

Arena Resources	3,350 a	94,102
Cabot Oil & Gas	3,722	96,772
CNX Gas	5,474 a	149,440
Dril-Quip	4,120 a	84,501
Frontier Oil	2,730	34,480
Patterson-UTI Energy	4,330	49,838
Penn Virginia	2,730	70,925
Tidewater	3,460	139,334
Unit	5,030 a	134,402
		853,794
Exchange Traded Funds--.5%
iShares Russell 2000 Value Index
Fund	1,460 b	71,788

Financial--27.3%
Alexandria Real Estate Equities	2,040	123,094
Aspen Insurance Holdings	6,450	156,413
Associated Banc-Corp	1,680	35,162
BancorpSouth	9,320	217,715
BioMed Realty Trust	5,170	60,592
BOK Financial	1,641	66,296
City National	8,643	420,914
Commerce Bancshares	5,928	260,536
Cullen/Frost Bankers	3,557	180,269
Fidelity National Financial, Cl. A	16,513	293,106
First American	6,520	188,363
First Horizon National	15,000 b	158,547
FirstMerit	11,580	238,432
Fulton Financial	11,317	108,870
Hanover Insurance Group	5,860	251,804
Health Care	5,046	212,941
Host Hotels & Resorts	5,320	40,272
Huntington Bancshares	10,063 b	77,083
Investment Technology Group	2,175 a	49,416
Jefferies Group	18,880	265,453
Jones Lang LaSalle	1,350	37,395
LaSalle Hotel Properties	4,770 b	52,709

Lazard, Cl. A	3,392	100,878
MBIA	4,219 a,b	17,171
NewAlliance Bancshares	7,197	94,785
Piper Jaffray	450 a	17,892
ProAssurance	800 a	42,224
Raymond James Financial	6,300 b	107,919
Synovus Financial	13,976 b	116,001
Washington Federal	8,270	123,719
Whitney Holding	8,560 b	136,874
		4,252,845
Health Care--7.0%
Beckman Coulter	1,600	70,304
Bio-Rad Laboratories, Cl. A	1,090 a	82,088
Cerner	2,040 a,b	78,438
Hill-Rom Holdings	4,330 b	71,012
Life Technologies	4,120 a	96,037
Magellan Health Services	4,370 a	171,129
Medicis Pharmaceutical, Cl. A	6,340	88,126
Pediatrix Medical Group	6,810 a	215,877
PerkinElmer	8,160	113,506
Sepracor	7,292 a	80,066
Universal Health Services, Cl. B	690	25,923
		1,092,506
Industrial--15.4%
Brink's	6,590	177,139
Ceradyne	917 a	18,624
Clean Harbors	2,122 a	134,620
Corrections Corp. of America	9,070 a	148,385
Curtiss-Wright	8,960	299,174
Dun & Bradstreet	580	44,776
Esterline Technologies	2,400 a	90,936
Granite Construction	5,100	224,043
Heartland Express	3,930	61,937
KBR	3,032	46,086
Landstar System	3,310	127,203
MSC Industrial Direct, Cl. A	4,410	162,420
Shaw Group	3,956 a	80,979

Spirit Aerosystems Holdings, Cl. A	5,610 a	57,054
Thomas & Betts	2,660 a	63,893
Triumph Group	2,080	88,317
URS	4,590 a	187,134
Waste Connections	8,520 a	268,976
Werner Enterprises	6,714	116,421
		2,398,117
Materials--1.2%
Packaging Corp. of America	10,240	137,830
Reliance Steel & Aluminum	2,080	41,475
		179,305
Technology--11.3%
Akamai Technologies	4,590 a	69,263
Arris Group	10,780 a	85,701
Comtech Telecommunications	2,220 a	101,720
Cymer	4,190 a	91,803
Diebold	1,350	37,922
F5 Networks	3,460 a	79,096
Hewitt Associates, Cl. A	5,320 a	150,982
Informatica	6,670 a	91,579
Lam Research	2,730 a	58,094
McAfee	2,330 a	80,548
Microchip Technology	1,490	29,100
Microsemi	1,090 a	13,778
MKS Instruments	5,970 a	88,296
NCR	4,770 a	67,448
Novellus Systems	9,290 a	114,639
Parametric Technology	5,419 a	68,550
SRA International, Cl. A	7,830 a	135,068
Sybase	3,365 a	83,351
Synopsys	6,851 a	126,881
Teradyne	16,970 a	71,613
Varian Semiconductor Equipment
Associates	6,190 a	112,163
		1,757,595
Telecommunication Services--1.2%
NeuStar, Cl. A	4,260 a	81,494

Telephone & Data Systems	3,060	97,155
		178,649
Utilities--7.4%
AGL Resources	6,880	215,688
Atmos Energy	7,720	182,964
Energen	3,596	105,471
Equitable Resources	1,200	40,260
Hawaiian Electric Industries	5,940	131,512
IDACORP	4,700 b	138,415
Nicor	1,060	36,824
Portland General Electric	4,550	88,589
UGI	8,520	208,058
		1,147,781
Total Common Stocks
(cost $16,070,174)		14,960,554

Other Investment--71.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,163,852)	11,163,852 [c]	11,163,852
Investment of Cash Collateral for
Securities Loaned--2.7%	Shares	Value ($)

BlackRock Cash Strageties L.L.C.	15,069 d,e	15,069
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund	401,984 c,e	401,984
Total Investment of Cash Collateral for Securities Loaned
(cost $417,053)		417,053
Total Investments (cost $27,651,079)	171.0%	26,541,459
Liabilities, Less Cash and Receivables	(71.0%)	(11,020,938)
Net Assets	100.0%	15,520,521

a	Non-income producing security.

b	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $414,762 and the total market value of the collateral held by the fund is $417,053.

c	Investment in affiliated money market mutual fund.

d	Illiquid security. At the period end, the value of this security amounted to $15,069 or 0.1% of net assets.

e Investment of security lending cash collateral.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $27,651,079. Net unrealized depreciation on investments was $1,109,620 of which $159,574 related to appreciated investment securities and $1,269,194 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	26,526,390		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	15,069		0

Total	26,541,459		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in
Securities ($)

Balance as of 9/30/2008	49,090

Realized gain (loss)	0

Change in unrealized appreciation

Net purchases (sales)	(34,021)

Transfers in and/or out of Level 3	0

Balance as of 12/31/2008	15,069

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Mid Cap Growth Fund
December 31, 2008 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)

Consumer Discretionary--13.6%
Bed Bath & Beyond	54,090 a	1,374,968
Carter's	53,900 a	1,038,114
DeVry	10,770	618,306
Dollar Tree	16,210 a	677,578
Gentex	71,660	632,758
Interactive Data	51,120	1,260,619
Lions Gate Entertainment	118,918 a	654,049
P.F. Chang's China Bistro	17,990 a,b	376,711
Panera Bread, Cl. A	9,240 a,b	482,698
PetSmart	95,090	1,754,410
Sherwin-Williams	14,600	872,350
WMS Industries	40,680 a,b	1,094,292
		10,836,853
Consumer Staples--5.0%
Alberto-Culver	56,890	1,394,374
Church & Dwight	14,070	789,608
Estee Lauder, Cl. A	26,430	818,273
Hain Celestial Group	49,360 a	942,282
		3,944,537
Energy--7.4%
Arch Coal	24,510	399,268
Arena Resources	37,310 a	1,048,038
CNX Gas	37,794 a,b	1,031,776
Dril-Quip	29,690 a	608,942
FMC Technologies	27,810 a	662,712
NATCO Group, Cl. A	32,520 a	493,654
Penn Virginia	17,280 b	448,934
Tidewater	29,030	1,169,038
		5,862,362
Exchange Traded Funds--1.3%

iShares Russell 2000 Growth Index
Fund	13,730 b	698,308
iShares Russell 2000 Index Fund	6,840	336,802
		1,035,110
Financial--6.7%
Arch Capital Group	27,590 a	1,934,059
Plum Creek Timber	18,770 b	652,070
ProAssurance	25,780 a	1,360,668
RLI	22,450 b	1,373,042
		5,319,839
Health Care--22.5%
Alexion Pharmaceuticals	22,790 a,b	824,770
Alnylam Pharmaceuticals	28,680 a,b	709,256
AmerisourceBergen	33,020	1,177,493
Beckman Coulter	8,930	392,384
Bio-Rad Laboratories, Cl. A	8,530 a	642,394
BioMarin Pharmaceutical	40,170 a,b	715,026
CONMED	36,000 a	861,840
Emergency Medical Services, Cl. A	14,732 a	539,339
Henry Schein	8,830 a	323,973
Integra LifeSciences Holdings	32,450 a,b	1,154,246
NuVasive	11,280 a,b	390,852
Onyx Pharmaceuticals	21,100 a	720,776
OSI Pharmaceuticals	10,470 a	408,853
PSS World Medical	52,780 a,b	993,320
Psychiatric Solutions	28,060 a,b	781,471
Regeneron Pharmaceuticals	16,540 a	303,674
Resmed	42,300 a,b	1,585,404
Thermo Fisher Scientific	19,980 a	680,719
Thoratec	15,450 a	501,971
United Therapeutics	7,890 a	493,520
Varian	10,210 a	342,137
Vertex Pharmaceuticals	21,070 a	640,107
Volcano	45,091 a	676,365
Waters	9,210 a	337,547
West Pharmaceutical Services	14,140	534,068
Wright Medical Group	53,950 a,b	1,102,199

		17,833,704
Industrial--14.7%
Actuant, Cl. A	39,100	743,682
Clean Harbors	22,100 a	1,402,024
Covanta Holding	48,460 a	1,064,182
Dun & Bradstreet	28,040	2,164,688
Flowserve	12,140	625,210
Knight Transportation	33,250	535,990
Landstar System	32,050	1,231,682
MSC Industrial Direct, Cl. A	26,620	980,415
Orbital Sciences	7,030 a	137,296
Quanta Services	55,870 a	1,106,226
UTi Worldwide	74,980	1,075,213
Werner Enterprises	35,660	618,344
		11,684,952
Materials--1.6%
Airgas	32,030	1,248,850
Technology--20.6%
Alliance Data Systems	38,640 a,b	1,797,919
Amdocs	25,150 a	459,993
Analog Devices	39,420	749,768
BMC Software	31,180 a	839,054
CACI International, Cl. A	32,590 a	1,469,483
Cogent	55,320 a	750,692
Cognizant Technology Solutions,
Cl. A	136,730 a	2,469,344
Concur Technologies	39,460 a,b	1,295,077
Global Payments	16,190	530,870
Harris	30,400	1,156,720
j2 Global Communications	48,330 a	968,533
Lam Research	16,690 a	355,163
ManTech International, Cl. A	32,320 a	1,751,421
McAfee	16,560 a	572,479
Metavante Technologies	51,354 a	827,313
PMC-Sierra	77,580 a	377,039
		16,370,868
Telecommunication Services--1.0%

NeuStar, Cl. A	41,110 a	786,434
Utilities--2.7%
Energen	32,000	938,560
Equitable Resources	36,770	1,233,633
		2,172,193
Total Common Stocks
(cost $85,440,556)		77,095,702

Other Investment--.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $57,569)	57,569 [c]	57,569
Investment of Cash Collateral for
Securities Loaned--10.8%	Shares	Value ($)

BlackRock Cash Strategies L.L.C	74,742 d,e	74,742
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund	8,526,833 c,e	8,526,833
Total Investment of Cash Collateral for Securities Loaned
(cost $8,601,575)		8,601,575
Total Investments (cost $94,099,700)	108.0%	85,754,846
Liabilities, Less Cash and Receivables	(8.0%)	(6,347,226)
Net Assets	100.0%	79,407,620

a	Non-income producing security.

b	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $8,542,685 and the total market value of the collateral held by the fund is $8,601,575.

c	Investment in affiliated money market mutual fund.

d	Illiquid security. At the period end, the value of this security amounted to $74,742 or 0.1% of net assets.

e	Investment of security lending cash collateral.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $94,099,700. Net unrealized depreciation on investments was $8,344,854 of which $2,608,540 related to appreciated investment securities and $10,953,394 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	85,680,104		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	74,742		0

Total	85,754,846		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in
Securities ($)

Balance as of 9/30/2008	243,478

Realized gain (loss)	0

Change in unrealized appreciation	0

Net purchases (sales)	(168,736)

Transfers in and/or out of Level 3	0

Balance as of 12/31/2008	74,742

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
December 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.0%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--.9%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	995,300
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	4.75	6/1/15	140,000 a	142,052
Arizona--1.8%
Scottsdale Municipal Property
Corporation, Excise Tax Revenue	5.00	7/1/15	1,000,000	1,126,750
Scottsdale Unified School District
Number 48 of Maricopa County,
GO	5.00	7/1/18	1,000,000	1,093,360
California--7.2%
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd
Fellows Home of California)	5.70	8/15/14	1,000,000	1,005,920
California,
GO	5.00	10/1/11	70,000	72,324
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,113,410
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.60	2/1/41	1,500,000	1,004,745
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FSA)	5.13	8/1/18	1,250,000	1,194,400
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/20	500,000	432,170

Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	0/4.60	6/1/23	750,000 b	599,655
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	2,000,000 a	2,322,840
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,225,000	828,308
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	910,000	598,152
Colorado--3.9%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.80	2/1/31	1,185,000	1,179,407
Colorado Housing Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	885,000	901,080
Douglas County School District
Number Re.1, GO (Insured;
MBIA, Inc.)	7.00	12/15/12	625,000	724,637
Platte River Power Authority,
Power Revenue (Insured; FSA)	5.00	6/1/13	2,000,000 c	2,189,220
Connecticut--.5%
Mohegan Tribe of Indians of
Connecticut, Gaming Authority
Priority Distribution Payment
Public Improvement Revenue	5.38	1/1/11	700,000	677,033
District of Columbia--.0%
District of Columbia,

GO (Insured; MBIA, Inc.)	5.75	6/1/10	10,000	10,639
Florida--9.9%
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	7/1/13	1,000,000	1,048,410
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; MBIA, Inc.)	5.00	3/1/14	1,000,000	996,560
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; MBIA, Inc.)	5.00	3/1/15	2,000,000	1,992,940
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Insured; FSA)	5.75	1/1/17	20,000	20,240
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	1,000,000	1,030,730
Hillsborough County,
Capacity Assessment Special
Assessment Revenue (Insured;
FGIC)	5.00	3/1/13	1,000,000	999,000
Miami-Dade County,
Aviation Revenue (Miami
International Airport, Hub of
the Americas) (Insured; MBIA,
Inc.)	5.25	10/1/14	1,000,000	972,150
Miami-Dade County,
Water and Sewer System Revenue
(Insured; FSA)	5.25	10/1/19	3,000,000	3,194,370
Osceola County School Board,
COP (Master Educational
Facilities Lease Purchase
Agreement) (Insured; AMBAC)	5.25	6/1/12	1,000,000 a	1,107,550
Palm Beach County Solid Waste
Authority, Improvement Revenue
(Insured; AMBAC)	6.00	10/1/09	60,000	62,390
Pasco County,
Solid Waste Disposal and
Resource Recovery System

Revenue (Insured; AMBAC)	6.00	4/1/10	1,000,000	1,054,790
Hawaii--1.5%
Hawaii,
Harbor System Revenue
(Insured; FSA)	5.00	1/1/14	1,000,000	991,510
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; MBIA, Inc.)	5.00	7/1/14	1,000,000	962,100
Illinois--4.3%
Bourbonnais,
Industrial Project Revenue
(Olivet Nazarene University
Project) (Insured; Radian)	5.00	11/1/15	1,000,000	954,820
Chicago,
GO (Insured; FSA)	5.50	1/1/19	2,000,000	2,250,540
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; FGIC)	5.25	1/1/14	1,000,000	1,062,660
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	130,543
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	650,000	813,507
Illinois Health Facilities
Authority, Revenue (Condell
Medical Center)	6.00	5/15/10	185,000	192,121
Indiana--.4%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	11/1/11	500,000	514,320
Iowa--1.7%
Tobacco Settlement Authority,
Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/11	2,000,000 a	2,165,660
Kentucky--1.1%

Louisville and Jefferson County
Regional Airport Authority,
Airport System Revenue
(Insured; FSA)	5.50	7/1/11	1,355,000	1,384,458
Louisiana--2.4%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/10	2,000,000	2,025,100
New Orleans Aviation Board,
Revenue (Passenger Facility
Charge Projects) (Insured; FSA)	5.00	1/1/11	1,060,000	1,051,372
Massachusetts--1.9%
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	6.90	12/1/09	500,000	497,845
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; FGIC)	5.00	8/15/14	1,000,000	977,360
Massachusetts Housing Finance
Agency, Housing Revenue	3.90	12/1/17	1,000,000 d	921,940
Michigan--3.4%
Detroit,
Sewage Disposal System Second
Lien Revenue (Insured; MBIA,
Inc.)	5.00	7/1/13	1,000,000	1,059,010
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	5.25	7/1/19	1,000,000	1,076,970
Detroit School District,
School Building and Site
Improvement Bonds (Insured;
FSA)	5.00	5/1/14	1,000,000	1,091,000
Michigan Hospital Finance
Authority, HR (Sparrow
Obligated Group)	5.25	11/15/10	1,000,000	1,018,480
Missouri--.2%
Saint Louis,

Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; FSA)	5.00	7/1/14	195,000	208,112
Nevada--.8%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; FGIC)	5.25	7/1/12	1,000,000	988,550
New Jersey--2.5%
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue
(Waste Management, Inc.
Project)	6.85	12/1/09	500,000	499,325
New Jersey Health Care Facilities
Financing Authority, Revenue
(Jersey City Medical Center
Issue) (Insured; AMBAC)	4.80	8/1/21	175,000	175,140
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,078,710
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	1,000,000 a	1,189,320
Tobacco Settlement Financing
Corporation of New Jersey, Tobacco
Settlement Asset-Backed Bonds	4.50	6/1/23	250,000	178,403
New Mexico--.4%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	500,000	517,515
New York--6.9%
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/14	1,000,000	1,071,440
Nassau County,
General Improvement Bonds
(Insured; FGIC)	6.00	7/1/10	25,000	26,664
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One

Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	952,370
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/19	3,000,000	3,209,580
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	2,000,000	2,029,960
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured; FGIC)	5.00	10/1/13	1,000,000	1,016,820
Tobacco Settlement Funding
Corporation, Asset-Backed
Revenue (State Contingency
Contract Secured)	5.25	6/1/13	440,000	440,220
North Carolina--1.5%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cape Fear
Valley Health System)
(Insured; AMBAC)	5.00	10/1/12	750,000	749,310
Raleigh-Durham Airport Authority,
Airport Revenue (Insured; FGIC)	5.00	5/1/14	1,190,000	1,170,532
Ohio--4.5%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,400,000	1,602,432
Cleveland,
Waterworks Improvement First
Mortgage Revenue (Insured;
MBIA, Inc.)	5.50	1/1/13	1,500,000	1,558,020
Dayton,
Special Facilities Revenue
(Emery Air Freight Corporation
and Emery Worldwide Airlines,
Inc. - Guarantors)	6.20	10/1/09	1,000,000	1,014,780
Franklin County,

Revenue (Trinity Health Credit
Group)	5.00	6/1/14	1,340,000	1,380,468
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Collateralized; GNMA)	5.35	9/1/18	150,000	148,917
Rhode Island--.1%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity Bonds	4.95	10/1/16	115,000	115,240
South Carolina--1.7%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/11	1,000,000	1,069,680
South Carolina Transportation
Infrastructure Bank, Revenue
(Insured; AMBAC)	5.00	10/1/12	1,000,000	1,060,720
Tennessee--.7%
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	9/1/15	1,000,000	858,470
Texas--18.3%
Austin Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/1/16	1,000,000	1,125,340
Cypress-Fairbanks Independent
School District, Unlimited Tax
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/16	1,135,000	1,277,238
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	3,000,000	3,423,660
Fort Bend County,
Limited Tax Bonds (Insured;
MBIA, Inc.)	5.00	3/1/14	1,000,000	1,099,750
Goose Creek Consolidated
Independent School District,

Unlimited Tax Schoolhouse
Bonds (Permanent School Fund
Guarantee Program)	7.00	8/15/09	110,000	114,330
Goose Creek Consolidated
Independent School District,
Unlimited Tax Schoolhouse
Bonds (Permanent School Fund
Guarantee Program)	7.00	8/15/09	260,000	270,000
Harris County,
Toll Road Unlimited Tax and
Subordinate Lien Revenue
(Insured; FGIC)	6.00	8/1/12	1,000,000	1,121,160
Harris County Health Facilities
Development Corporation, HR
(Memorial Hospital System
Project) (Insured; MBIA, Inc.)	6.00	6/1/13	1,000,000	1,028,380
Lamar Consolidated Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/13	1,000,000	1,103,100
Lubbock County,
GO (Insured; FSA)	4.50	2/15/21	1,000,000	996,810
Magnolia Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/18	1,000,000	1,098,280
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000	508,397
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,360,000	1,528,844
SA Energy Acquisition Public
Facility Corporation, Gas
Supply Revenue	5.25	8/1/14	1,000,000	894,690
San Antonio,
Airport System Revenue
(Insured; FSA)	5.00	7/1/13	1,000,000	996,620
San Antonio,

General Improvement Bonds	5.00	2/1/15	1,000,000	1,119,640
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000	779,400
Spring Branch Independent School
District, Limited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.63	2/1/14	1,000,000	1,143,970
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; FGIC)	6.00	9/1/15	525,000	567,000
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000	993,620
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/11	1,000,000	923,520
Texas Municipal Power Agency,
Revenue (Insured; MBIA, Inc.)	0.00	9/1/16	10,000 e	7,822
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000 c	1,126,620
Utah--.9%
Intermountain Power Agency,
Power Supply Revenue (Insured;
MBIA, Inc.)	6.50	7/1/10	1,000,000	1,058,200
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	110,000	103,442
Virginia--.8%
Fairfax County Economic
Development Authority, RRR
(Insured; AMBAC)	6.10	2/1/11	1,000,000	1,014,430
Washington--8.2%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000	1,134,010
Energy Northwest,
Electric Revenue (Project One)	5.00	7/1/11	1,000,000	1,064,980
Energy Northwest,
Electric Revenue (Project

Three)	5.00	7/1/15	1,000,000	1,107,350
NJB Properties,
LR (King County, Washington
Project)	5.00	12/1/14	1,000,000	1,107,260
Port of Seattle,
Revenue (Insured; AMBAC)	5.00	10/1/14	2,000,000	1,920,180
Tobacco Settlement Authority,
Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/26	890,000	747,315
Washington,
GO (Various Purpose)	5.00	7/1/17	3,000,000	3,355,530
Wisconsin--.0%
Wisconsin,
Transportation Revenue	5.50	7/1/10	15,000	15,834
Wyoming--1.8%
Sweetwater County Improvement
Projects Joint Powers Board,
LR (Insured; MBIA, Inc.)	5.00	12/15/09	1,120,000	1,151,920
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	1,000,000	1,078,760
U.S. Related--6.8%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000	471,255
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	600,000	580,974
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,000,000	905,820
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	913,170
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.75	7/1/12	1,000,000 a	1,121,650
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/16	2,000,000	1,874,860
Puerto Rico Public Buildings
Authority, Government

Facilities Revenue	5.25	7/1/17	2,000,000	1,780,960
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.00	7/1/28	1,000,000	912,950
Total Long-Term Municipal Investments
(cost $126,564,568)				122,811,587
Short-Term Municipal Investment--1.4%
Investment Company
Wells Fargo National Tax-Free
Money Market Fund (cost $1,811,993)			1,811,993	1,811,993

Total Investments (cost $128,376,561)			98.4%	124,623,580
Cash and Receivables (Net)			1.6%	1,987,407
Net Assets			100.0%	126,610,987

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c	Denotes all or part of security segregated as collateral.

d	Subject to interest rate change on December 1, 2009.

e	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $128,376,561. Net unrealized depreciation on investments was $3,752,981 of which $1,960,433 related to appreciated investment securities and $5,713,414 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance

BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	124,623,580		0

Level 3 - Significant Unobservable Inputs	0		0

Total	124,623,580		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2008 (Unaudited)

Common Stocks--84.1%	Shares		Value ($)

Australia--3.2%
Newcrest Mining		41,154 a	976,052
QBE Insurance Group		44,545 a	809,720
Telstra		419,199 a	1,122,449
			2,908,221
Austria--.6%
Strabag		25,700 a	578,732
Brazil--4.5%
All America Latina Logistica		47,868 a	205,266
Cia de Bebidas das Americas (AmBev), ADR		13,099	580,417
Cia Vale do Rio Doce, Cl. A, ADR		95,410	1,016,116
Global Village Telecom Holding		28,100 a,b	305,702
Petroleo Brasileiro, ADR		48,559	991,089
Tele Norte Leste Participacoes, ADR		73,148	1,018,220
			4,116,810
Canada--.4%
Suncor Energy		17,255 a	331,542
China--.1%
Harbin Power Equipment, Cl. H		120,000 a	100,467
Finland--.6%
Elisa		31,702	542,028
France--3.9%
Air Liquide		7,157	651,134
Alstom		14,731	859,615
GDF SUEZ		18,758 a	921,082
Thales		28,228	1,170,477
			3,602,308
Germany--5.9%
Bayer		22,704	1,311,303
Deutsche Boerse		11,763	830,637
Deutsche Telekom		59,192	884,507

Fresenius Medical Care & Co.	15,791	731,162
K+S	23,522 a	1,306,887
Symrise	22,125	306,933
		5,371,429
Hong Kong--1.3%
China Resources Land	398,000 a	492,749
Huabao International Holdings	1,085,000 a	713,437
		1,206,186
Ireland--.7%
CRH	24,403	613,979
Japan--22.1%
Bank of Yokohama	335,000 a	1,981,568
Canon	21,400 a	671,779
Daiwa Securities Group	150,000 a	893,920
East Japan Railway	146	1,140,234
Ibiden	27,000 a	556,593
Japan Tobacco	625 a	2,069,627
KDDI	253 a	1,801,964
Konami	36,200 a	931,951
Mitsubishi	44,000 a	617,691
Nintendo	3,800 a	1,459,941
Nippon Telegraph & Telephone	135	725,557
Nissan Motor	225,600 a	817,125
NTT Urban Development	647 a	698,071
Rohm	16,100 a	812,977
Sawai Pharmaceutical	6,000	297,044
Secom	17,200 a	885,948
Seven & I Holdings	31,200 a	1,068,903
Shimamura	6,000 a	464,206
Takeda Pharmaceutical	19,600 a	1,016,700
Yamada Denki	19,670 a	1,365,527
		20,277,326
Malaysia--.9%
Bursa Malaysia	70,000	104,760
Telekom Malaysia	829,500 a	740,605
		845,365
Netherlands--3.1%

Koninklijke Ahold	105,036	1,283,384
Unilever	63,842	1,538,811
		2,822,195
Norway--1.8%
StatoilHydro	75,876 a	1,234,241
Subsea 7	72,139 a,b	417,250
		1,651,491
Peru--.9%
Credicorp	16,800	839,328
Russia--.6%
AFK Sistema - GDR	51,375	282,563
Gazprom, ADR	15,845	225,791
		508,354
Singapore--1.2%
DBS Group - Right	11,000 b	22,905
DBS Group Holdings	22,000	128,572
Jardine Matheson Holdings	53,200 a	986,412
		1,137,889
South Africa--1.1%
Gold Fields	101,284 a	1,006,814
South Korea--.2%
LG Telecom	25,678	201,655
Switzerland--12.5%
ABB	42,857 a,b	627,343
Actelion	18,047 a,b	1,007,180
Bank Sarasin & Cie, Cl. B	6,868	203,262
Credit Suisse Group	20,930 a	560,441
Lonza Group	6,599 a	604,813
Nestle	55,951 a	2,186,839
Novartis	32,010 a	1,584,936

Roche Holding	15,777 a	2,408,759
Syngenta	3,860 a	726,776
Verwalt & Privat-Bank	2,720	357,777
Zurich Financial Services	5,802 a	1,237,426
		11,505,552
Thailand--.2%
Bangkok Bank	101,500	207,925
United Kingdom--18.3%
Admiral Group	30,565	399,899
Anglo American	26,056	579,164
BAE Systems	209,776	1,136,300
BP	311,740	2,357,558
British American Tobacco	38,198	988,547
Cable & Wireless	704,902	1,586,088
GlaxoSmithKline	55,067	1,016,974
ICAP	149,158	616,550
Prudential	124,837	747,554
Royal Dutch Shell, Cl. B	36,928	916,391
Smith & Nephew	116,299	733,212
St. James's Place	56,317	144,126
Standard Chartered	126,871	1,596,080
Tesco	180,709	935,333
Venture Production	92,865	568,448
Vodafone Group	1,241,481	2,481,070
		16,803,294
Total Common Stocks
(cost $88,414,455)		77,178,890

Preferred Stocks--.6%

Luxembourg
Millicom International Cellular
(cost $843,348)	11,726	533,071

Other Investment--12.8%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,764,206)	11,764,206 [c]	11,764,206

Total Investments (cost $101,022,009)	97.5%	89,476,167
Cash and Receivables (Net)	2.5%	2,332,074
Net Assets	100.0%	91,808,241

ADR - American Depository Receipts GDR - Global Depository Receipts

a	Purchased on a delayed delivery basis.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $101,022,009. Net unrealized depreciation on investments was $11,545,842 of which $2,105,408 related to appreciated investment securities and $13,651,250 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

100-912-12
				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 12/31/2008 ($)

Buys:
Australian Dollar,
Expiring 1/2/2009	169,501	117,767	118,176	409
Australian Dollar,
Expiring 1/5/2009	148,892	103,020	103,807	787
Australian Dollar,
Expiring 3/13/2009	951,000	674,816	658,477	(16,339)
Australian Dollar,
Expiring 4/15/2009	499,000	322,105	344,813	22,708
Australian Dollar,
Expiring 4/15/2009	3,192,000	2,074,800	2,205,697	130,897
Canadian Dollar,
Expiring 1/2/2009	14,783	12,029	11,975	(54)
Swiss Franc,
Expiring 1/5/2009	930,139	877,986	873,903	(4,083)
Swiss Franc,
Expiring 4/15/2009	3,105,757	2,797,953	2,922,126	124,173
Swiss Franc,
Expiring 4/15/2009	511,279	447,300	481,049	33,749
Swiss Franc,
Expiring 4/15/2009	673,097	588,750	633,299	44,549
Euro,
Expiring 1/2/2009	505,148	711,010	702,180	(8,830)
Euro,
Expiring 3/13/2009	396,000	539,268	549,086	9,818
Euro,
Expiring 3/13/2009	944,000	1,183,022	1,308,933	125,911
Euro,
Expiring 4/15/2009	1,216,000	1,711,206	1,684,799	(26,407)
Euro,
Expiring 6/15/2009	1,073,761	1,503,759	1,485,728	(18,031)
Euro,

Expiring 6/15/2009	1,044,062	1,463,040	1,444,635	(18,405)
Euro,
Expiring 7/15/2009	1,092,053	1,541,000	1,510,293	(30,707)
British Pound,
Expiring 1/2/2009	428,830	623,347	616,551	(6,796)
British Pound,
Expiring 2/13/2009	592,321	1,025,883	850,637	(175,246)
British Pound,
Expiring 4/15/2009	756,993	1,126,098	1,086,523	(39,575)
British Pound,
Expiring 4/15/2009	2,041,000	3,004,352	2,929,476	(74,876)
Hong Kong Dollar,
Expiring 1/2/2009	373,612	48,208	48,207	(1)
Hong Kong Dollar,
Expiring 1/5/2009	313,501	40,453	40,451	(2)
Japanese Yen,
Expiring 1/6/2009	60,257,827	669,857	664,731	(5,126)
Japanese Yen,
Expiring 1/7/2009	35,391,468	392,544	390,419	(2,125)
Japanese Yen,
Expiring 3/13/2009	84,701,100	787,917	935,787	147,870
Japanese Yen,
Expiring 3/13/2009	57,528,623	540,683	635,582	94,899
Japanese Yen,
Expiring 4/15/2009	113,022,181	1,217,500	1,249,710	32,210
Japanese Yen,
Expiring 4/15/2009	111,199,325	1,216,750	1,229,554	12,804
Japanese Yen,
Expiring 4/15/2009	67,269,215	723,710	743,810	20,100
Japanese Yen,
Expiring 4/15/2009	29,033,030	320,807	321,024	217
Japanese Yen,
Expiring 4/15/2009	47,129,845	520,772	521,125	353
Japanese Yen,
Expiring 6/15/2009	49,899,307	540,036	552,603	12,567
Norwegian Krone,
Expiring 1/5/2009	796,036	114,076	113,685	(391)

South African Rand,
Expiring 1/6/2009	734,139	77,121	79,409	2,288

Sells:		Cost ($)	Proceeds ($)
Australian Dollar,
Expiring 3/13/2009	951,000	787,917	658,477	129,440
Australian Dollar,
Expiring 4/15/2009	710,000	447,300	490,616	(43,316)
Australian Dollar,
Expiring 6/15/2009	858,000	540,036	591,232	(51,196)
Swiss Franc,
Expiring 4/15/2009	379,307	322,105	356,880	(34,775)
Swiss Franc,
Expiring 4/15/2009	2,539,076	2,074,800	2,388,951	(314,151)
Swiss Franc,
Expiring 4/15/2009	3,670,049	3,004,352	3,453,053	(448,701)
Swiss Franc,
Expiring 6/15/2009	1,600,000	1,503,759	1,508,274	(4,515)
Euro,
Expiring 3/13/2009	396,000	540,683	549,086	(8,403)
Euro,
Expiring 3/13/2009	594,000	818,433	823,630	(5,197)
Euro,
Expiring 3/13/2009	350,000	437,107	485,304	(48,197)
Euro,
Expiring 4/15/2009	974,000	1,217,500	1,349,502	(132,002)
Euro,
Expiring 4/15/2009	242,000	320,807	335,297	(14,490)
British Pound,
Expiring 2/13/2009	559,000	1,025,883	802,784	223,099
British Pound,
Expiring 4/15/2009	1,666,000	2,797,953	2,391,233	406,720
British Pound,
Expiring 4/15/2009	775,000	1,216,750	1,112,368	104,382
British Pound,
Expiring 4/15/2009	375,000	588,750	538,243	50,507
British Pound,

Expiring 4/15/2009	756,933	1,174,000	1,086,523	87,477
British Pound,
Expiring 4/15/2009	494,000	723,710	709,045	14,665
British Pound,
Expiring 4/15/2009	350,000	520,772	502,360	18,412
British Pound,
Expiring 6/15/2009	1,016,000	1,463,040	1,458,010	5,030
Japanese Yen,
Expiring 3/13/2009	54,627,804	539,268	603,534	(64,266)
Japanese Yen,
Expiring 3/13/2009	68,797,527	674,816	760,082	(85,266)
Japanese Yen,
Expiring 4/15/2009	156,404,230	1,711,206	1,729,395	(18,189)

Total

156,383

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	62,742,610	0

Level 2 - Other Significant Observable Inputs	26,733,557	156,383

Level 3 - Significant Unobservable Inputs	0	0

Total	89,476,167	156,383

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)